Future Minimum Lease Commitments Under Non-Cancelable Lease Agreement (Detail) $ in Thousands	May 31, 2018 USD ($)
Leases [Abstract]
2019	$ 57,246
2020	38,902
2021	28,053
2022	18,835
2023	15,036
Thereafter	52,471
Total Minimum Lease Commitments	$ 210,543